Risk Management Activities - Summary of the Exposure to Credit Risk for Trade Receivables by Geographic Region (Detail) - Credit risk - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	$ 132.9	$ 139.8
Ghana
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	49.7	38.4
Australia
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	0.0	83.4
Chile
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	52.2	1.5
Peru
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	$ 31.0	$ 16.5